Document and Entity Information	Jun. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001315257
Document Type	8-K
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	KOPPERS HOLDINGS INC.
Entity Incorporation State Country Code	PA
Entity File Number	1-32737
Entity Tax Identification Number	20-1878963
Entity Address, Address Line One	436 Seventh Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	227-2001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KOP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false